Fair Value Measurement - Nonrecurring Fair Value Changes (Details 3) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Nonrecurring fair value changes
Nonrecurring fair value gains/(losses)	$ (748)	$ (1,101)	$ (1,280)	$ (2,043)
Loans Retained [Member]
Nonrecurring fair value changes
Nonrecurring fair value gains/(losses)	(709)	(1,109)	(1,272)	(2,142)
Loans Held-For-Sale [Member]
Nonrecurring fair value changes
Nonrecurring fair value gains/(losses)	13	(3)	38	65
Loans Receivable [Member]
Nonrecurring fair value changes
Nonrecurring fair value gains/(losses)	(696)	(1,112)	(1,234)	(2,077)
Other Assets [Member]
Nonrecurring fair value changes
Nonrecurring fair value gains/(losses)	(48)	11	(47)	29
Accounts payable and other liabilities [Member]
Nonrecurring fair value changes
Nonrecurring fair value gains/(losses)	$ (4)	$ 0	$ 1	$ 5